Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Change in Balance Sheet Position of Product-Related Liabilities

The table below summarizes the change in the balance sheet position of the product-related liabilities.

DECEMBER 31	2013	2012	2011
Reserve at beginning of the year	$29.9	$33.0	$39.2
Change in reserve	21.3	19.3	14.8
Cash payments	(15.2)	(22.7)	(21.2)
Translation difference	0.4	0.3	0.2
Reserve at end of the year	$36.4	$29.9	$33.0